BELL, BOYD & LLOYD LLC

Three First National Plaza

70 West Madison Street, Suite 3300

Chicago, Illinois 60602-5046

312 372-1121

Fax 312 372-2098

November 22, 2006

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

State Farm Mutual Fund Trust

1933 Act Registration No. 333-42004

1940 Act Registration No. 811-10027

Ladies and Gentlemen:

On behalf of State Farm Mutual Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”) post-effective amendment no. 22 to the Trust’s registration statement under the Securities Act, which is also amendment no. 23 to its registration statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(b) under the Securities Act, with an effective date of December 1, 2006. We have advised the Trust in connection with the preparation of the Amendment, and in that connection we have reviewed the Amendment. In accordance with Rule 485(b)(4), we confirm that in our judgment the Amendment does not contain any disclosure that would render the Amendment ineligible to become effective pursuant to Rule 485(b).

Sincerely,

/s/ Bell, Boyd & Lloyd LLC